Goodwill - Gross Amount and Accumulated Impairment Losses by Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill
Gross amount	$ 3,268,083	$ 3,274,964
Accumulated impairment losses	(4,012)	(4,012)
Goodwill, net	3,264,071	3,270,952	$ 1,545,424
Issuer Solutions
Goodwill
Gross amount	99,465	96,733
Accumulated impairment losses	(1,787)	(1,787)
Goodwill, net	97,678	94,946	98,090
Merchant Solutions
Goodwill
Gross amount	2,132,653	2,144,061
Accumulated impairment losses	(2,225)	(2,225)
Goodwill, net	2,130,428	2,141,836	413,748
Netspend
Goodwill
Gross amount	1,035,965	1,034,170
Goodwill, net	$ 1,035,965	$ 1,034,170	$ 1,033,586